Equity Incentive Plans (Details) - Schedule of restricted stock units - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of restricted stock units [Abstract]
Number of Shares, Outstanding beginning	20,798	53,004
Weighted Average Grant Date Fair Value, Outstanding beginning	$ 4.99	$ 31.21
Number of Shares, Granted		100,000
Weighted Average Grant Date Fair Value, Granted		$ 2.51
Number of Shares, Vested and released	(20,420)	(131,541)
Weighted Average Grant Date Fair Value, Vested and released	$ 3.82	$ 9.68
Number of Shares, Forfeited	(378)	(665)
Weighted Average Grant Date Fair Value, Forfeited	$ 68.02	$ 64.95
Number of Shares, Outstanding ending		20,798
Weighted Average Grant Date Fair Value, Outstanding ending		$ 4.99